T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 1.6%
U. S. Government Obligations 1.6%
Government National Mortgage Assn.
4.00%, 8/20/48	381	397
4.50%, 10/20/39 - 11/20/46	2,937	3,175
5.00%, 8/20/47 - 7/20/49	3,260	3,483
5.50%, 12/20/48 - 3/20/49	2,143	2,284
6.00%, 8/20/34 - 5/20/38	293	335
6.50%, 5/15/24 - 1/15/32	5	5
8.00%, 7/15/25	1	1
8.50%, 4/15/23	1	2
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $9,547)		9,682

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 97.4%
U. S. Treasury Obligations 97.4%
U. S. Treasury Notes, 1.375%, 9/30/23	10,300	10,284
U. S. Treasury Notes, 1.50%, 8/15/26	20,870	20,935
U. S. Treasury Notes, 1.625%, 4/30/23	9,200	9,265
U. S. Treasury Notes, 1.625%, 10/31/23	4,000	4,033
U. S. Treasury Notes, 1.625%, 2/15/26	10,900	11,017
U. S. Treasury Notes, 1.625%, 5/15/26	15,000	15,169
U. S. Treasury Notes, 1.75%, 7/31/21	26,000	26,110
U. S. Treasury Notes, 1.75%, 5/15/23 (1)	32,665	33,053
U. S. Treasury Notes, 1.75%, 7/31/24	14,300	14,539
U. S. Treasury Notes, 2.00%, 6/30/24	3,500	3,596
U. S. Treasury Notes, 2.00%, 2/15/25	23,500	24,212
U. S. Treasury Notes, 2.00%, 8/15/25	4,100	4,231
U. S. Treasury Notes, 2.125%, 11/30/23	25,055	25,783

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T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Notes, 2.125%, 3/31/24	18,000	18,565
U. S. Treasury Notes, 2.125%, 7/31/24	1,700	1,757
U. S. Treasury Notes, 2.125%, 5/15/25	21,575	22,391
U. S. Treasury Notes, 2.25%, 12/31/23	11,000	11,382
U. S. Treasury Notes, 2.25%, 1/31/24	8,145	8,433
U. S. Treasury Notes, 2.25%, 4/30/24	11,275	11,700
U. S. Treasury Notes, 2.25%, 10/31/24	4,000	4,165
U. S. Treasury Notes, 2.25%, 11/15/24	5,685	5,920
U. S. Treasury Notes, 2.25%, 11/15/25	25,650	26,868
U. S. Treasury Notes, 2.25%, 2/15/27	9,665	10,207
U. S. Treasury Notes, 2.25%, 8/15/27	13,395	14,180
U. S. Treasury Notes, 2.25%, 11/15/27	12,290	13,023
U. S. Treasury Notes, 2.375%, 2/29/24	6,600	6,876
U. S. Treasury Notes, 2.375%, 8/15/24	9,020	9,433
U. S. Treasury Notes, 2.375%, 5/15/27	11,690	12,468
U. S. Treasury Notes, 2.375%, 5/15/29	24,980	26,935
U. S. Treasury Notes, 2.50%, 5/15/24	13,775	14,453
U. S. Treasury Notes, 2.50%, 2/28/26	7,400	7,880
U. S. Treasury Notes, 2.625%, 12/31/25	6,400	6,854
U. S. Treasury Notes, 2.625%, 1/31/26	5,000	5,359
U. S. Treasury Notes, 2.625%, 2/15/29	14,360	15,776
U. S. Treasury Notes, 2.75%, 4/30/23	9,000	9,422
U. S. Treasury Notes, 2.75%, 5/31/23	1,000	1,048
U. S. Treasury Notes, 2.75%, 7/31/23	29,000	30,450
U. S. Treasury Notes, 2.75%, 11/15/23	17,450	18,393
U. S. Treasury Notes, 2.75%, 2/15/24	14,490	15,321
U. S. Treasury Notes, 2.75%, 6/30/25	3,000	3,219
U. S. Treasury Notes, 2.75%, 8/31/25	2,500	2,687
U. S. Treasury Notes, 2.75%, 2/15/28	5,755	6,334
U. S. Treasury Notes, 2.875%, 10/31/23	2,700	2,858
U. S. Treasury Notes, 2.875%, 7/31/25	3,000	3,243

T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND

		Par/Shares	$ Value
	(Amounts in 000s)
	U. S. Treasury Notes, 2.875%, 11/30/25	6,000	6,510
	U. S. Treasury Notes, 2.875%, 5/15/28	8,300	9,238
	U. S. Treasury Notes, 2.875%, 8/15/28	4,000	4,461
	U. S. Treasury Notes, 3.00%, 9/30/25	3,800	4,143
	U. S. Treasury Notes, 3.125%, 11/15/28	16,200	18,453
	Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
	$570,341)		592,632

SHORT	-TERM INVESTMENTS 0.2%
	Money Market Funds 0.2%
	T. Rowe Price Treasury Reserve Fund, 2.16% (2)(3)	996	996
	Total Short-Term Investments (Cost $996)		996

	Total Investments in Securities 99.2%
	(Cost $580,884)		$603,310
	Other Assets Less Liabilities 0.8%		5,120
	Net Assets 100.0%		$608,430

	‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless
	otherwise noted.
	(1)	At August 31, 2019, all or a portion of this security is pledged as collateral
		and/or margin deposit to cover future funding obligations.
	(2) Seven-day yield
	(3) Affiliated Companies

T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 3 U. S. Treasury Long Bond contracts	12/19	(496)	(3)
Long, 316 U. S. Treasury Notes five year contracts	12/19	37,913	6
Long, 289 U. S. Treasury Notes ten year contracts	12/19	38,067	29
Short, 497 U. S. Treasury Notes two year contracts	12/19	(107,410)	(55)
Long, 233 Ultra U.S. Treasury Notes ten year
contracts	12/19	33,654	(47)
Net payments (receipts) of variation margin to date			156

Variation margin receivable (payable) on open futures
contracts			$86

T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$66	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Treasury
Reserve Fund	$14,316	¤	¤$	996	^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $66 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $996.

The accompanying notes are an integral part of this Portfolio of Investments.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Treasury Intermediate Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE U.S. TREASURY INTERMEDIATE FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	602,314$	— $	602,314
Short-Term Investments		996	—	—	996
Total Securities		996	602,314	—	603,310
Futures Contracts		86	—	—	86
Total		$1,082$	602,314$	— $	603,396

[1] Includes U. S. Government & Agency Mortgage-Backed Securities, U. S. Government Agency Obligations (Excluding
Mortgage-Backed) .

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND
August 31, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.2%
U. S. Government Obligations 3.2%
Government National Mortgage Assn.
3.00%, 8/20/49	84,180	86,849
4.00%, 8/20/48	4,791	4,995
4.50%, 10/20/39 - 7/20/48	31,518	33,297
5.00%, 7/20/47 - 6/20/48	28,478	30,286
5.50%, 12/20/48 - 3/20/49	26,741	28,502
6.00%, 8/20/34 - 11/15/39	419	480
6.50%, 8/15/28 - 1/15/32	8	9
7.00%, 11/20/23 - 1/20/24	—	—
8.50%, 10/20/24	5	5
9.00%, 1/15/20 - 8/15/21	2	2
10.00%, 7/15/22	—	—

Total U. S. Government & Agency Mortgage-Backed Securities (Cost $183,555)		184,425

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 95.8%
U. S. Treasury Obligations 95.8%
U. S. Treasury Bonds, 2.25%, 8/15/46	126,925	134,441
U. S. Treasury Bonds, 2.50%, 2/15/45	222,153	246,555
U. S. Treasury Bonds, 2.50%, 2/15/46	207,265	230,291
U. S. Treasury Bonds, 2.50%, 5/15/46	111,335	123,791
U. S. Treasury Bonds, 2.75%, 8/15/42	161,240	186,207
U. S. Treasury Bonds, 2.75%, 11/15/42	174,075	201,029
U. S. Treasury Bonds, 2.75%, 8/15/47	301,940	352,845
U. S. Treasury Bonds, 2.75%, 11/15/47	204,163	238,839
U. S. Treasury Bonds, 2.875%, 8/15/45	95,415	113,320

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T. ROWE PRICE U.S. TREASURY LONG-TERM FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Bonds, 2.875%, 11/15/46	133,500	159,303
U. S. Treasury Bonds, 2.875%, 5/15/49	50,060	60,338
U. S. Treasury Bonds, 3.00%, 5/15/42	145,995	175,399
U. S. Treasury Bonds, 3.00%, 11/15/44	166,960	202,022
U. S. Treasury Bonds, 3.00%, 5/15/45	129,825	157,453
U. S. Treasury Bonds, 3.00%, 11/15/45	87,020	105,797
U. S. Treasury Bonds, 3.00%, 5/15/47	175,800	214,943
U. S. Treasury Bonds, 3.00%, 2/15/48	104,918	128,622
U. S. Treasury Bonds, 3.00%, 8/15/48	65,676	80,689
U. S. Treasury Bonds, 3.00%, 2/15/49	99,685	122,815
U. S. Treasury Bonds, 3.125%, 11/15/41	94,000	115,018
U. S. Treasury Bonds, 3.125%, 2/15/42	115,997	142,096
U. S. Treasury Bonds, 3.125%, 2/15/43	174,404	213,972
U. S. Treasury Bonds, 3.125%, 8/15/44	156,690	193,316
U. S. Treasury Bonds, 3.125%, 5/15/48	52,830	66,302
U. S. Treasury Bonds, 3.375%, 5/15/44	61,455	78,806
U. S. Treasury Bonds, 3.50%, 2/15/39	18,420	23,621
U. S. Treasury Bonds, 3.625%, 8/15/43	171,265	227,221
U. S. Treasury Bonds, 3.625%, 2/15/44	204,180	271,655
U. S. Treasury Bonds, 3.75%, 11/15/43	234,050	316,809
U. S. Treasury Bonds, 4.25%, 11/15/40	89,280	126,959
U. S. Treasury Bonds, 4.375%, 11/15/39	49,020	70,374
U. S. Treasury Bonds, 4.375%, 5/15/40 (1)	65,225	93,965
U. S. Treasury Bonds, 4.375%, 5/15/41	66,325	96,109
U. S. Treasury Bonds, 4.75%, 2/15/37	19,750	28,884
U. S. Treasury Bonds, 5.00%, 5/15/37	10,000	15,055
U. S. Treasury Notes, 1.625%, 8/15/29	105,140	106,356
U. S. Treasury Notes, 2.375%, 5/15/29	140,475	151,472
U. S. Treasury Notes, 2.625%, 2/15/29	14,015	15,397

Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$4,680,782)		5,588,086

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND

	Par/Shares	$ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 0.5%
Money Market Funds 0.5%
T. Rowe Price Treasury Reserve Fund, 2.16% (2)(3)	28,653	28,653
Total Short-Term Investments (Cost $28,653)		28,653

Total Investments in Securities 99.5%
(Cost $4,892,990)		$5,801,164
Other Assets Less Liabilities 0.5%		31,623
Net Assets 100.0%		$5,832,787

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	At August 31, 2019, all or a portion of this security is pledged as collateral
	and/or margin deposit to cover future funding obligations.
(2) Seven-day yield
(3) Affiliated Companies

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND

FUTURES CONTRACTS
($000 s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Short, 4,263 U.S. Treasury Long Bonds contracts	12/19	(704,461)	$(4,036)
Short, 6,390 U.S. Treasury Notes five year contracts	12/19	(766,650)	(159)
Long, 5,926 U. S. Treasury Notes ten year contracts	12/19	780,565	594
Long, 3,122 Ultra U. S. Treasury Bonds contracts	12/19	616,400	4,638
Long, 1,847 Ultra U. S. Treasury Notes ten year
contracts	12/19	266,776	(290)
Net payments (receipts) of variation margin to date			183

Variation margin receivable (payable) on open futures contracts			$930

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Treasury Reserve
Fund	$	—#	$—	$802	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	5/31/19	Cost	Cost	8/31/19
T. Rowe Price Treasury
Reserve Fund	$191,555	¤	¤$	28,653	^

#		Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+		Investment income comprised $802 of dividend income and $0 of interest income.
¤		Purchase and sale information not shown for cash management funds.
^		The cost basis of investments in affiliated companies was $28,653.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Treasury Long-Term Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such

T. ROWE PRICE U.S. TREASURY LONG-TERM FUND

securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on August 31, 2019 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000 s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	5,772,511$	— $	5,772,511
Short-Term Investments		28,653	—	—	28,653
Total Securities		28,653	5,772,511	—	5,801,164
Futures Contracts		930	—	—	930
Total		$29,583$	5,772,511$	— $	5,802,094

[1] Includes U. S. Government & Agency Mortgage-Backed Securities and U. S. Government Agency Obligations
(Excluding Mortgage-Backed).